SCHEDULE 14A INFORMATION

                                PROXY STATEMENT PURSUANT TO SECTION 14(a)
                                  OF THE SECURITIES EXCHANGE ACT OF 1934


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                                      Calvert Social Investment Fund
                                             Equity Portfolio
                             (Name of Registrant as Specified in Its Charter)

                                        William M. Tartikoff, Esq.
                                                Secretary
                                 (Name of Person Filing Proxy Statement)


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


                               September __, 1998


Dear Shareholder:

I am writing to inform you of the upcoming special meeting of shareholders of the Calvert Social Investment Fund Equity Portfolio and to request that you take a few minutes to read the enclosed material and mail back the proxy voting card.

You are being asked to vote on several important matters affecting the Equity Portfolio. The Board of Trustees, including myself, believes these changes are in the Equity Portfolio's and your best interest.

Each of these items is briefly discussed below, but is explained in greater detail in the enclosed Proxy Statement:

        Question 1 asks shareholders to approve a new investment advisory agreement between the Equity Portfolio and the investment advisor, Calvert Asset Management Company, Inc. (the "Advisor"). This agreement is identical to the current investment advisory agreement except that it does not provide for a performance adjustment to the fee.

         Question 2 asks shareholders to approve a new investment subadvisory agreement with the new investment subadvisor, Atlanta Capital Management Company, L.L.C.. Otherwise, this agreement is identical to the currenT investment subadvisory agreement in all material respects except that it also reflects a different fee and does not provide for a performance adjustment to the fee.


         Question 3 asks shareholders to approve amended fundamental investment restrictions to (a) change those that are no longer required to be fundamental to non-fundamental operating policies, and (b) revise the language of those that are still required to be fundamental.

         Question 4 asks shareholders to authorize the Fund and the Advisor to enter into a new and/or amend an existing investment subadvisory agreement in the future without having to obtain shareholder approval first.

Regardless of the number of shares you own, it is important that you take the time to read the enclosed proxy, and complete and mail your voting card as soon as you can. A postage paid envelope is enclosed. If shareholders do not return their proxies, the Equity Portfolio may have to incur the expense of additional solicitations. All shareholders benefit from the speedy return of proxies.

I appreciate the time you will take to review this important matter. If we may be of any assistance, please call us at 1-800-368-2750.


Sincerely,

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Trustee and Senior Vice President

               Calvert Social Investment Fund Equity Portfolio
                      4550 Montgomery Avenue, Suite 1000N
                            Bethesda, Maryland 20814


                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        To be held on November __, 1998

NOTICE IS HEREBY GIVEN that the Special Meeting of Shareholders of the Calvert Social Investment Fund Equity Portfolio will be held in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 9:00 a.m. on [DAY, November __, 1998] for the following purposes:

I. To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company, Inc., identical to the current investment advisory agreement in all material respects, except that it does notprovide for a performance adjustment to the fee.

II. To approve a new investment subadvisory agreement with the new investment subadvisor, Atlanta Capital Management Company, L.L.C., otherwise identical to the current investment subadvisory agreement in all material respects, except that it also reflects a different fee and does not provide for a performance adjustment to the fee.

III. To approve amended fundamental investment restrictions to: (a) change those that are no longer required to be fundamental to non-fundamental operating policies and (b) revise the language of those that are still required to be fundamental.

IV. To authorize Calvert Social Investment Fund and Calvert Asset Management Company, Inc. to enter into a new and/or materially amending an existing investment subadvisory agreement in the future without having to obtain shareholder aproval first.

V. To transact any other business that may properly come before the Special Meeting or any adjournment or adjournments thereof.

Shareholders of record at the close of business on September __, 1998 are entitled to notice of and to vote at this Special Meeting or any adjournment thereof.


                                                     By Order of the Trustees,


                                                     William M. Tartikoff, Esq.
                                                     Vice President and
                                                     Assistant Secretary


September __, 1998

Please execute the enclosed proxy and return it promptly in the enclosed envelope, thus enabling the Equity Portfolio to avoid unnecessary expense and delay. Your vote is extremely important, no matter how large or small your holdings may be. No postage is required if mailed in the United States. The proxy is revocable and will not affect your right to vote in person if you attend the Special Meeting.

               IMPORTANT NOTICE TO CALVERT SOCIAL INVESTMENT FUND
                         EQUITY PORTFOLIO SHAREHOLDERS

                              QUESTIONS & ANSWERS

Please read the complete text of the enclosed Proxy Statement. For your convenience, we have provided a brief overview of the matters to be voted upon. Your vote is important. If you have any questions regarding the proposal, please call us at 800-368-2745. We appreciate your investing with Calvert Group, and look forward to a continuing relationship.

Q.     Why am I receiving a proxy statement?

A. The primary reason is that the Calvert Social Investment Fund is seeking your approval for the selection of a new subadvisor for the Equity Portfolio.

Q.     What does the selection of a new subadvisor entail ?

A. Changing the subadvisor will result in a change in the day-to-day investment management of the Equity Portfolio. The selection of a new subadvisor requires the execution of a new investment subadvisory agreement. This new agreement is identical to the agreement with the current subadvisor in all material respects, except that it has a different base fee and it does not provide for a performance fee.

       Similarly, a new investment advisory agreement is being proposed to eliminate the performance fee payable to the investment advisor.

Q. How exactly do the proposed expense structure and advisory fees differ from the current ones?

A. The same expense structure and fees would be in effect for the Equity Portfolio except that the investment advisory fee would eliminate the performance fee adjustment and the investment subadvisory fee (paid by the Advisor, not the Equity Portfolio) would change from 0.25% of the average daily net assets of the Equity Portfolio to 0.30% and would also eliminate the performance fee adjustment of up to an additional 0.20%).

Q.     Specifically why is the performance fee adjustment being eliminated?

A. After much consideration, Management has determined that performance fees do not accomplish their goals of providing additional incentive for performance. In fact, performance fees are generally not very popular in the mutual fund arena. It is after coming to these realizations that Management decided it may be best to eliminate the performance fee adjustment and adopt a flat fee for compensating managers.

Q.     Who is the new proposed fund manager?

A. The new proposed subadvisor is Atlanta Capital Management Company, L.L.C., with principal offices at Two Midtown Plaza, Suite 1600, 1360 Peachtree Street, Atlanta, Georgia 30309. Atlanta Capital, founded in 1969, performs investment management services for various clients, including pension, profit sharing and other employee benefit plans as well as other mutual funds, institutions and individuals.

Q.     How is this change anticipated to benefit shareholders?

A. The Board expects that the proposed change in subadvisor will allow the Equity Portfolio to better seek to achieve its objective of growth of capital.

Q. Will the selection of a new subadvisor change the existing relationship between the Fund and its investment advisor, Calvert Asset Management Co., Inc.?

A. The selection of a new subadvisor will not change the Fund's existing relationship with the Advisor, nor the terms of the governing investment advisory agreement, except that the Fund is proposing to eliminate the performance fee, which requires a new investment advisory agreement.

Q.     Why  are investment restrictions being amended?

A. The fundamental investment restrictions for the Equity Portfolio are proposed to be amended because several of the restrictions are no longer required to be fundamental restrictions due to changes in the regulatory landscape. However, these restrictions are proposed to continue as non-fundamental operating policies. Similarly, certain of these investment restrictions are still required to be fundamental restrictions and are being revised to more clearly state the applicable restriction. These restrictions cannot be amended without shareholder approval, and therefore, these proposed amendments are being submitted for your approval.

Q. What if there are not enough votes to reach a quorum by the scheduled special meeting date?

A. If enough shareholders do not vote, we will need to take further action. We or our outside solicitors, D.F. King & Co., may contact you by mail, telephone, facsimile, or by personal interview. Therefore, we encourage you to vote as soon as you review the enclosed proxy materials in order to avoid additional mailings, telephone calls or other solicitations.

Q.     How do the trustees of the Fund suggest that I vote?

A. After careful consideration, the Trustees of the Fund unanimously recommend that you vote "FOR" each of the items proposed on the enclosed proxy card.

Q.     Will my vote make a difference?

A. Your vote is needed to ensure that the proposals can be acted upon. Your immediate response on the enclosed proxy card will help save on the costs of any further solicitations for a shareholder vote. We encourage all shareholders to participate in the governance of the Equity Portfolio.

Q.     How do I vote my shares?

A. You can vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage paid envelope. You may also vote by telephone, e-mail, our internet website, or in person. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call us at (800) 368-2745.

Q.     How do I sign the proxy card?

A. Proxy cards must be executed properly. When proxy cards are not signed as required by law, you and the Fund must undertake the time and expense to take steps to validate your vote. The following guide explains the proper format for signing your proxy card:

     1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

     2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

     3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card.

       Voting by mail is quick and easy. Everything you need is enclosed.

                        Calvert Social Investment Fund
                                Equity Portfolio

                      4550 Montgomery Avenue, Suite 1000N
                            Bethesda, Maryland 20814


                                PROXY STATEMENT

                               September __, 1998

This statement is furnished in connection with the solicitation of proxies by the Board of Trustees of the Calvert Social Investment Fund (the "Fund") to be used at the Special Meeting of Shareholders of the Equity Portfolio. The Special Meeting will be held in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 9:00 a.m. on [DAY, November __, 1998], or at such later time or date made necessary by adjournment for the purpose set forth in the Notice of Meeting.

The Equity Portfolio is a series of the Calvert Social Investment Fund, an open-end management investment company that was organized as a Massachusetts business trust on December 14, 1981.

Calvert Asset Management Company, Inc. (the "Advisor" or "CAMCO") serves as investment advisor to the Fund and to several other registered investment companies in the Calvert Group Family of Funds. Calvert Distributors, Inc. ("CDI") serves as the principal underwriter to the Fund. Calvert Administrative Services Company ("CASC") has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs. CAMCO, CDI and CASC are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland, 20814, and are indirectly wholly owned subsidiaries of Acacia Mutual Life Insurance Company.

By this proxy statement, the Fund seeks shareholder approval of new investment advisory and subadvisory agreements which are identical to the current agreements in all material respects, except that the proposed agreements do not provide for performance fees and further, the proposed subadvisory agreement provides for a higher fee to be paid by the Advisor for the subadvisor's advisory services (but does not pay a fee for any marketing assistance).
The Fund also seeks shareholder approval of an arrangement approved by the Securities and Exchange Commission whereby the Fund and the Advisor would be allowed to enter into a new and/or materially amend an existing investment subadvisory agreement in the future without shareholder approval. In addition, the Fund seeks shareholder approval to amend the fundamental investment restrictions applicable to the Equity Portfolio.


                                   PROPOSALS

I. To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company, Inc., identical to the current investment advisory agreement in all material respects, except that it does not provide for a performance fee.

The Board of Trustees has approved, and recommends that shareholders approve, a new investment advisory agreement between CAMCO and the Fund with respect to the Equity Portfolio. The proposed Investment Advisory Agreement (the
"Advisory Agreement") is identical to the current investment advisory agreement in all material respects, except that it eliminates the performance adjustment of up to anadditional 0.20% provided under the current agreement.

     The investment advisory agreement with CAMCO as it relates to the Equity Portfolio was dated as of May 24, 1994. This agreement was last submitted to a vote of shareholders, garnering approval of the current investment subadvisor, on May 24, 1994. At the September 15, 1998 meeting of the Board of Trustees, the Board determined that the Fund may benefit from the elimination of the performance adjustment, and approved a new investment advisory agreement to reflect this change to be entered into as of September 30, 1998.

     Nonetheless, under the current investment advisory agreement, CAMCO receives a fee from the Equity Portfolio based on a percentage of the Equity Portfolio's average daily net assets plus or minus a performance adjustment. During the fiscal year ended September 30, 1997, $683,046 in fees were paid to CAMCO.

The Proposed Investment Advisory Agreement. The proposed Advisory Agreement between the Equity Portfolio and CAMCO, reproduced in Appendix A, is under substantially the same terms as govern the current arrangement with CAMCO, except as described below. If approved by shareholders, the Advisory Agreement will continue to January 1, 2000 unless terminated earlier by either party, and will continue thereafter on an annual basis if approved by the Trustees or shareholders and a majority of the Trustees who are not interested persons of the Fund, Advisor or Subadvisor. Until shareholders approve the proposed Advisory Agreement, the Equity Portfolio may compensate CAMCO pursuant to Rule 15a-4 under the Investment Company Act of 1940. However, compensation paid during this interim period may not exceed the amount that would have been payable to CAMCO under the prior arrangement.1 If shareholders do not approve the proposed Investment Advisory Agreement at the upcoming Special Meeting or any adjournment, the Board will meet, either in person or by telephone, to consider re-instituting the performance adjustment.

Under the current advisory agreement, CAMCO is paid at the annual rate of 0.70% of average daily net Assets, subject to adjustment, based on the extent to which performance of the Equity Portfolio exceeded or trailed the Standard & Poor's 500 Composite Index:

             Performance versus                  Performance
             the S&P's 500 Composite Index       Fee Adjustment
--------------------------------------------------------------------------------

             6% to < 12%                         0.07%
             12% to < 18%                        0.14%
             18% or more                         0.20%

Comparison of Advisory Fees.

Current Investment Advisory Agreement    Proposed Investment Advisory Agreement

________________________                   __________________________
0.70% on all Portfolio assets              0.70% on all Portfolio assets
and a performance adjustment
of plus/minus 0.20%

     Based on its evaluation of the materials presented and assisted by the advice of independent counsel, the Board of Trustees concluded that the proposed Advisory Agreement with CAMCO is in the best interest of the Equity Portfolio's shareholders. The Board of Trustees has voted to approve the Advisory Agreement and the submission of this agreement to shareholders . Accordingly, the Board of Trustees recommends that shareholders vote FOR the proposed Advisory Agreement.

II. To approve a new investment subadvisory agreement with the investment subadvisor, Atlanta Capital Management Company, L.L.C., otherwise identical to the current investment subadvisory agreement in all material respects, except that it reflects a different fee structure and does not provide for a performance fee.

The Advisor has traditionally contracted out subadvisory services for the Equity Portfolio. Pursuant to the current investment subadvisory agreement dated as of February 1, 1994, the Equity Portfolio's investment subadvisor has been Loomis, Sayles & Company, L.P. ("Loomis, Sayles"),organized as a limited partnership and controlled by New England Mutual Life Insurance Company. The principal business address of Loomis, Sayles is One Financial Center, Boston, Massachusetts 02111.

Under this
agreement, Loomis, Sayles receives a fee from the Advisor based on a percentage of the Equity Portfolio's average daily net assets plus or minus a performance adjustment. During fiscal year ended September 30, 1997, $182,267 in subadvisory fees were paid to Loomis, Sayles by CAMCO.

At the September 15, 1998 meeting of the Board of Trustees, the Board terminated Loomis, Sayles as the subadvisor to the Equity Portfolio effective as of September 30, 1998. In this connection, the Board determined that shareholders may benefit from the services of a different investment subadvisor whose management style might better achieve the Equity Portfolio's objective of growth of capital. After careful consideration by the Advisor of the many candidates, the Advisor recommended, and the Board selected (subject to shareholder approval), Atlanta Capital Management Company, L.L.C. ("Atlanta Capital") as subadvisor for the Equity Portfolio. Therefore, Atlanta Capital will assume management responsibility for the Equity Portfolio as of September 30, 1998.

In order to make its decision, the Board, via Management, requested information about Atlanta Capital, as well as further information about Management's evaluation of other potential subadvisors. Management and the Board subsequently received and evaluated the supplied information. This information included details about the firm in general and copies of regulatory disclosure materials filed with the Securities and Exchange Commission. Management met with Atlanta Capital, and Atlanta Capital made a presentation to the Board and responded to members' questions at the Board meeting.


Atlanta Capital Management, L.L.C. Atlanta Capital was founded in 1969 and is owned and operated by six partners. Atlanta Capital is located at Two Midtown Plaza, Suite 1600, 1360 Peachtree Street, Atlanta, Georgia 30309. As of August 31, 1998, Atlanta Capital had approximately 3.5 billion in assets under management. The firm performs investment management services for various clients, including pension, profit sharing and other employee benefit plans as well as other mutual funds, institutions and individuals.

Atlanta Capital currently provides investment subadvisory services to one other mutual fund with an investment objective similar to that of the Equity
Portfolio:

Mutual Fund                Assets Under Management           Management Fees

PB Series Trust,
High Quality Stock Fund    $11.0 million]                   0.50% of net
assets

With respect to this mutual fund, Atlanta Capital has not waived, reduced, or otherwise agreed to reduce its compensation under its investment management contract.

Atlanta Capital's Investment Professionals.

Daniel W. Boone, III, CFA is a Senior Partner of Atlanta Capital.  Mr.
Boone's primary responsibilities are in equity portfolio management and research. Before joining Atlanta Capital in 1976, he was with the international firm of Lazard Freres in New York. Prior to that he was an analyst with the Wellington Management Company. Mr. Boone has earned an MBA from the Wharton School of The University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College. He is a Chartered Financial Analyst and a Chartered Investment Counselor. Mr. Boone is a past president of the Atlanta Society of Financial Analysts.

William R. Hackney, III, CFA is Managing Partner of Atlanta Capital. Mr. Hackney joined Atlanta Capital in 1995 and has responsibilities in equity portfolio management and research as well as day-to-day administration. Prior to joining Atlanta Capital, he was Senior Vice President and Chief Investment Officer of First Union Corporation's Capital Management Group. Mr. Hackney has earned an MBA from The Citadel and a B.A. from The University of North Carolina at Chapel Hill.

Marilyn Robinson, CFA is Senior Vice President and Principal, serves as Director of Equity Research and is a member of the Portfolio Management team . Ms. Robinson has 15 years investment experience, nine years with Atlanta Capital. Prior to joining Atlanta Capital, she was a Treasury Analyst for Consolidated Health Care in Richmond, Virginia. Ms. Robinson has earned a M.S. and B.B.A. from Georgia State University. She is a Chartered Financial Analyst and serves on the Board of Examiners for the Association of Investment Management and Research. She is also a Certified Cash Manager.

Atlanta Capital's Investment Strategy.

Atlanta Capital is a large-cap, high quality growth stock manager. The firm favors companies with superior, consistent growth in earnings and dividends, and therefore limits holdings to stocks rated B+ or better by Standard and Poor's Corporation.

Atlanta Capital's Partners.

                          Name of Company and                   Principal
Name                      Principal Business Address            Occupation
                                                                or Title

Daniel W. Boone, III      Atlanta Capital Management Company    Senior Partner
                          Two Midtown Plaza, Suite 1600
                          1360 Peachtree Street
                          Atlanta, Georgia  30309

Gregory L. Coleman        Atlanta Capital Management Company    Partner
                          Two Midtown Plaza, Suite 1600
                          1360 Peachtree Street
                          Atlanta, Georgia  30309

Jerry D. DeVore           Atlanta Capital Management Company Partner
                          Two Midtown Plaza, Suite 1600
                          1360 Peachtree Street
                          Atlanta, Georgia  30309

William R. Hackney, III   Atlanta Capital Management Company    Managing Partner
                          Two Midtown Plaza, Suite 1600
                          1360 Peachtree Street
                          Atlanta, Georgia  30309

Dallas Lundy             Atlanta Capital Management Company     Partner
                         Two Midtown Plaza, Suite 1600
                         1360 Peachtree Street
                         Atlanta, Georgia  30309

Walter F. Reames, Jr.    Atlanta Capital Management Company     Senior Partner
                         Two Midtown Plaza, Suite 1600
                         1360 Peachtree Street
                         Atlanta, Georgia  30309

The Proposed Investment Subadvisory Agreement. The proposed Investment Subadvisory Agreement (the "Subadvisory Agreement") between the Advisor and Atlanta Capital, reproduced in Appendix B, contains substantially the same terms as govern the Advisor's arrangement with Loomis, Sayles, except as described below. If approved by shareholders, the Subadvisory Agreement will continue to January 1, 2000 unless terminated earlier by either party, and will continue thereafter on an annual basis if approved by the Trustees or shareholders and a majority of the Trustees who are not interested persons of the Fund, Advisor or Subadvisor. Until shareholders approve the proposed Subadvisory Agreement, CAMCO may compensate Atlanta Capital pursuant to Rule 15a-4 under the Investment Company Act of 1940. However, compensation paid during this interim period may not exceed the amount that would have been payable to Loomis, Sayles under the prior arrangement.2 If shareholders do not approve the proposed Subadvisory Agreement at the upcoming Special Meeting or any adjournment, the Board will meet, either in person or by telephone, to consider what action to take, including but not limited to, seeking the services of an alternate investment subadvisor.


As with the arrangement between the Advisor and Loomis, Sayles, Atlanta Capital's fee for subadvisory services will be paid by the Advisor. However, whereas the Advisor paid Loomis, Sayles an annual fee based upon the Equity Portfolio's average daily net assets plus or minus a performance adjustment, the Advisor will pay Atlanta Capital a fee with no performance adjustment. Specifically, the proposed fee schedule appended to the proposed Subadvisory Agreement with Atlanta Capital calls for a fee, payable monthly, at the annual rate of 0.30% of the Equity Portfolio's average daily net assets.

Under the current arrangement, Loomis, Sayles is paid a subadvisory fee at the annual rate of 0.25% of average daily net assets and the Advisor could adjust this fee based on the extent to which performance of the Equity Portfolio exceeded or trailed the Standard & Poor's 500 Composite Index:

             Performance versus                  Performance
             the Relevant Index                  Fee Adjustment
--------------------------------------------------------------------------------

             6% to < 12%                         0.07%
             12% to < 18%                        0.14%
             18% or more                         0.20%

Comparison of Subadvisory Fees.

             Current Investment Subadvisory     Proposed Investment
             Agreement with Loomis,              Subadvisory Agreement with
             Sayles & Company, L.P.             Atlanta Capital
                                                 Management Company, L.L.C.
             ________________________            _________________________
             0.25% on all Portfolio assets       0.30% on all Portfolio assets.
             and a performance adjustment
             of plus/minus 0.20%*

*Loomis, Sayles also received a 0.05% annual fee, paid by CAMCO, for its assistance with the distribution of the Equity Portfolio. Atlanta Capital will not receive such a fee.

Based on its evaluation of the materials presented and assisted by the advice of independent counsel, the Board of Trustees concluded that the proposed Subadvisory Agreement with Atlanta Capital is in the best interest of the Equity Portfolio's shareholders in that they will benefit from the services of a different investment subadvisor whose management style might better achieve the Equity Portfolio's objective of growth of capital. The Board of Trustees has voted to approve the Investment Subadvisory Agreement and the submission of this agreement to shareholders. Accordingly, the Board of Trustees recommends that shareholders vote FOR the proposed Subadvisory Agreement.


III. To approve amended fundamental investment restrictions to: (a) change those that are no longer required to be fundamental to non-fundamental operating policies and (b) revise the language of those that are still required to be fundamental.

Since the inception of the Calvert Social Investment Fund Equity Portfolio in 1994, certain state laws and/or regulations are no longer applicable, leaving the Equity Portfolio governed by investment policies and restrictions that are more restrictive than is currently necessary. Accordingly, Management has taken the opportunity to provide additional flexibility in the management of the Equity Portfolio and has thus recommended to the Board that the investment policies and restrictions of the Equity Portfolio be amended . This is expected to enhance the subadvisor's ability to manage the Equity Portfolio in a changing investment environment and will increase investment management opportunities.

The fundamental investment restrictions of the Equity Portfolio, as they read now, are reproduced in Appendix C. After careful consideration, and upon the advice of outside counsel, the Board approved changing the following fundamental investment restrictions to non-fundamental operating policies of the Equity Portfolio, subject to shareholder approval:

     1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% the value of that Portfolio's total assets would be invested in securities of that issuer. [PRIOR FUNDAMENTAL RESTRICTION #1]

     2. Purchase more than 10% of the outstanding voting securities of any issuer. In addition, the Fund may not in the aggregate purchase more than 10% of the outstanding voting securities of any issuer. [PRIOR FUNDAMENTAL RESTRICTION #3]


     3. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of that Portfolio's total assets would be invested in securities of such issuers. [PRIOR FUNDAMENTAL RESTRICTION #4]

     4. Purchase from or sell to any of the Fund's officers or Trustees, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions. [PRIOR FUNDAMENTAL RESTRICTION #7]

     5. Make short sales of securities or purchase any securities on margin except with respect to options, futures contracts and options on futures contracts. [PRIOR FUNDAMENTAL RESTRICTION #9]

     6. Write, purchase or sell puts, calls or combinations thereof except with respect to options, futures contracts and options on futures contracts. [PRIOR FUNDAMENTAL RESTRICTION #10]


     7. Invest for the purpose of exercising control or management of another issuer. [PRIOR FUNDAMENTAL RESTRICTION #11]


     8. Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs. [PRIOR FUNDAMENTAL RESTRICTION #13]

     9. Purchase or retain securities issued by investment companies except to the extent permitted by the investment Company Act of 1940, as amended, and in connection with a trustee's/director's deferred compensation plan. [PRIOR FUNDAMENTAL RESTRICTION #14]

Further, after careful consideration, and upon the advice of outside counsel, the Board approved revising the language of the remaining fundamental investment restrictions, subject to shareholder approval:

Proposed Revised Fundamental Investment Restrictions.

The  Equity Portfolio may not:

1. Borrow money, except from banks for temporary or emergency purposes, and then only in an amount not to exceed one-third of the Fund's  total  assets,  or as  permitted by law. The Fund will not make purchases while its borrowings exceed 5% of total assets. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets.
2. Issue senior securities or underwrite the securities of other issuers, except as permitted by the Board of Trustees within applicable law, and except to the extent that in connection with the  disposition  of its  portfolio  securities,  the  Fund may be deemed to be an underwriter.
3. Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by
     the   United    States    Government    or   its    agencies   and
     instrumentalities, and repurchase agreements secured thereby.
4. Invest directly in commodities, commodity futures contracts, or real estate. (The Fund may invest in securities which are secured by real estate or real estate mortgages, or in the securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages and may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.)
5. Make loans of more than one-third of the total assets of the Fund, or as permitted by law, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or the lending of portfolio securities as detailed in the Prospectus, or as permitted by law. The purchase by the Fund of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.

The Board of Trustees has voted to approve these amended fundamental investment restrictions for the Equity Portfolio and recommends that shareholders vote FOR the Proposal.

IV. To authorize the Fund and the Advisor entering into a new and/or materially amending an existing investment subadvisory agreement in the future without shareholder approval.

The Securities and Exchange Commission has issued to the Fund an order permitting the Fund to enter into a new and/or materially amend an investment subadvisory agreement without shareholder approval with respect to the Equity Portfolio. Management believes that the Advisor's constant supervision of the subadvisor will permit the proportion of shareholders' assets subject to particular subadvisor styles to be reallocated (or a new subadvisor introduced) in response to changing market conditions or subadvisor performance, in an attempt to improve the Equity Portfolio's overall performance. In essence, shareholder approval of this proposal would permit the Advisor to select the subadvisor best suited to achieve the Equity Portfolio's investment objective. However, the Fund may not rely on the order until it has been authorized by the Portfolio's shareholders to do so.

In the past, Management has found that requiring shareholder approval of a subadvisor and investment subadvisory agreement imposed costs on the Equity Portfolio without advancing shareholder interests. Management believes that shareholders' interests are adequately protected by their voting rights with respect to the investment advisory agreement and the responsibilities assumed by the Advisor and the Fund's Board of Trustees. Further, Management notes that it has become increasingly difficult to obtain shareholder quorums for shareholder meetings. Without shareholder approval of this proposal, Management believes that the Equity Portfolio, in the future, could be left with an ineffective subadvisor while awaiting shareholder approval. Management is also concerned that requiring shareholder approval of a new subadvisor and/or amendments to an existing investment subadvisory agreement would prevent the Fund from promptly and timely employing the subadvisor best suited to the needs of the Equity Portfolio.

In requesting you to authorize the Advisor and the Fund to enter into a new or amend an existing investment subadvisory agreement with a new subadvisor and/or amend an existing investment subadvisory agreement without first seeking shareholder approval, Management is seeking to streamline the steps in the process so that the Fund can more efficiently continue toward achieving its investment objectives with a subadvisor recommended by the Advisor and approved by the Board of Trustees. Management expects that the Equity Portfolio and its shareholders will benefit from elimination of the cost and delay associated with the proxy process and the conducting of special shareholder meetings. If the Advisor and the Fund are authorized to enter into new subadvisory relationships outside of the proxy solicitation process, shareholders will continue to benefit by knowing that the Advisor has applied the same safeguards and criteria in making its selection while still fulfilling its same duties to shareholders and to the Equity Portfolio. Although Management would be authorized to make a subadvisory change without a shareholder vote, as shareholders, you are entitled to and would continue to receive the same disclosure and details about the selection process and the background of the newly selected manager as you have received in this solicitation, but in the form of an information statement instead of a proxy statement. This information would be delivered to shareholders within 90 days of the subadvisory change.

The Information Statement would include the same information about the new subadvisor and the new investment subadvisory agreement as would be included in a proxy statement. In addition, the Prospectus and Statement of Additional Information would be revised to disclose all required information regarding the subadvisor. It would include any change in such disclosure caused by the addition of a new subadvisor and any proposed material change in the investment subadvisory agreement of the Fund.

Management recommended authorization of the ability to enter into a new and/or materially amend an existing investment subadvisory agreement without shareholder approval to the Board of Trustees, and at a meeting of the Board of Trustees held on September 15, 1998, the Board approved Management's recommendation. For the reasons outlined above, the Board of Trustees voted to approve the submission of the proposal to shareholders of the Equity Portfolio and recommends that shareholders vote FOR the Proposal.

                                 OTHER BUSINESS

The Trustees of the Fund do not intend to present any other business at the meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                                 ANNUAL REPORTS

The audited Annual Report to Shareholders of the Fund is also incorporated by reference into this proxy statement. Copies of the most recent Annual Report and the most recent semi-annual report succeeding the annual report may be obtained without charge by writing to the Fund at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 or by calling (800) 368-2745.
                             SHAREHOLDER PROPOSALS

The Fund is not required to hold annual shareholder meetings. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to the Calvert Group Legal Department, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland, 20814.

                               VOTING INFORMATION

Proxies are solicited by mail, but additional solicitations may be made by telephone, computer communications, facsimile or other such means, or by personal contact by officers or employees of Calvert Group and its affiliates or by proxy soliciting firms retained for this purpose. The Fund will bear solicitation costs.

A proxy may be revoked at any time before the meeting or during the meeting by oral or written notice to William M. Tartikoff, Esq., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, for approval of the proposals.

Each proposal must be approved by a majority of the outstanding shares, which is defined as the lesser of: (1) the vote of 67% or more of the shares of the Portfolio at the Special Meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (2) the vote of more than 50% of the outstanding shares of the Portfolio. All classes of the Portfolio vote together.

Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and the broker does not have discretionary voting authority.) Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against any proposal where the required vote is a percentage of the shares present.

Shareholders of the Equity Portfolio of record at the close of business on September __, 1998 ("record date") are entitled to notice of and to vote at the Special Meeting or any adjournment thereof. Shareholders are entitled to one vote for each share held on that date. As of August 31, 1998, as shown on the books of the Equity Portfolio, there were issued and outstanding [#] shares of the Equity Portfolio. As of that date, the officers and Trustees of the Equity Portfolio as a group beneficially owned less than 1% of the outstanding shares of the Equity Portfolio. To the knowledge of the Fund, no shareholder owned beneficially more than 5% of the outstanding shares of the Equity Portfolio on that date.

This Proxy Statement is expected to be mailed to shareholders of record on or about September __, 1998.

                                  ADJOURNMENT

In the event that sufficient votes in favor of the proposals set forth in the Notice of Meeting and Proxy Statement are not received by the time scheduled for the meeting, the persons named as proxies may move one or more adjournments of the meeting to permit further solicitation of proxies with respect to any such proposals. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote which have voted in favor of such proposals. They will vote against any such adjournment those proxies that have voted against any such proposals.

By Order of the Board of Trustees
William M. Tartikoff, Esq.
Vice President and Assistant Secretary


The Trustees of Calvert Social Investment Fund Equity Portfolio, including the Independent Trustees, recommend a Vote for Approval of the Proposals presented.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) William M. Tartikoff, Esq. and Barbara J. Krumsiek, attorneys, with full power of substitution, to vote all shares of the Equity Portfolio that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 on [DAY, November __, 1998] at 9:00 a.m. and at any adjournment thereof. All powers may be exercised by a majority of the proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposals described in the Proxy Statement. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

NOTE: Please sign exactly as
your name appears on this
Proxy. When signing in a
fiduciary capacity, such as
executor, administrator,
trustee, guardian, etc.,
please so indicate.
Corporate and partnership
proxies should be signed by
an authorized person
indicating the person's
title.

                              Date: ________________________, 1998

                              __________________________________

                              __________________________________
                              Signature(s) (Title(s), if applicable)

PLEASE SIGN, DATE, AND RETURN
PROMPTLY IN ENCLOSED ENVELOPE

--------------------------------------------------------------------------

Please refer to the Proxy Statement discussion on this matter.

IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSALS.

As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

1. To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company, Inc., identical to the current investment advisory agreement in all material respects, except that it does not provide for a performance adjustment to the fee.

         [  ] For                   [  ] Against              [  ] Abstain


2. To approve a new investment subadvisory agreement with the investment subadvisor, Atlanta Capital Management Company, L.L.C., otherwise identical to the current investment subadvisory agreement in all material respects, except that it also reflects a new fee and does not provide for a performance adjustment to the fee.

         [  ] For                   [  ] Against              [  ] Abstain

3. To approve amended fundamental investment restrictions to:

         (a) Change those that are no longer required to be fundamental to non-fundamental operating policies.

          [  ] For                   [  ] Against              [  ] Abstain

(b) Revise the language of those that are still required to be fundamental.

         [  ] For                   [  ] Against              [  ] Abstain

4 To authorize the Fund and the Advisor to enter into a new and/or materially amend an existing investment subadvisory agreement in the future without having to obtain shareholder approval first.

         [  ] For                   [  ] Against              [  ] Abstain


[INSERT INSTRUCTIONS FOR FACSIMILE, TELEPHONE AND INTERNET VOTING]

                                                                     APPENDIX  A


                         PROPOSED INVESTMENT ADVISORY AGREEMENT


         INVESTMENT ADVISORY AGREEMENT, made this __ day of September, 1998, by and between CALVERT ASSET MANAGEMENT COMPANY, INC., a Delaware corporation having its principal place of business in Bethesda, Maryland (the "Advisor"), and CALVERT SOCIAL INVESTMENT FUND, a Massachusetts business trust created pursuant to a Declaration of Trust filed with the Secretary of State of the Commonwealth of Massachusetts (the "Trust").

         WHEREAS, the Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), for the purpose of investing and reinvesting its assets in securities, as set forth in its Declaration of Trust, its By-laws and its registration statements under the 1940 Act and the Securities Act of 1933 as amended (the "1933 Act"), the Trust has registered separate series of shares of beneficial interest for sale to the public; and the Trust desires to avail itself of the services, information, advice, assistance and facilities of an investment advisor and to have an investment advisor perform for it various investment advisory and research services, and other management services; and

         WHEREAS, the Advisor is an investment advisor registered under the Investment Advisers Act of 1940, as amended, and is engaged in the business of rendering management and investment advisory services to investment companies and desires to provide such services to the Trust;

         NOW,   THEREFORE  in   consideration   of  the  terms  and   conditions
hereinafter set forth, it is agreed as follows:

         1. Employment of the Advisor. The Trust hereby employs the Advisor to manage the investment and reinvestment of the assets of those separate series of the Trust specified in the Schedule attached hereto and made a part of this Agreement (each a "Fund"), subject to the control and direction of the Trust's Board of Trustees, for the period and on the terms hereinafter set forth. The Advisor hereby accepts such employment and agrees during such period to render the services and to assume the
obligations  herein  set  forth  for  the  compensation  herein  provided.   The
Advisor shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

         2. Obligations of and Services to be Provided by the Advisor. The Advisor undertakes to provide the following services and to assume the following obligations:

                  a. The Advisor shall manage the investment and reinvestment of each Fund's assets, subject to and in accordance with the investment objectives and policies of the Fund, and the social investment criteria, as stated in the then current prospectus and statement of additional information for the Fund and any directions which the Trust's Board of Trustees may issue from time to time. In pursuance of the foregoing, the Advisor shall make all determinations with respect to the investment of each Fund's assets and the purchase and sale of portfolio securities and shall take such steps as may be necessary to implement the same. Such determination and services shall also include determining the manner in which voting rights, rights to consent to corporate action, any other rights pertaining to a Fund's portfolio securities shall be exercised. The Advisor shall render regular reports to the Trust's Board of Trustees concerning each Fund's investment activities.

                  b.      The  Advisor  shall,  in  the  name  of the  Trust  on
                          behalf of each Fund, place orders for the execution of the Fund's portfolio transactions in accordance with the policies with respect thereto set forth in the Trust's registration statement under the 1940 Act and the 1933 Act, as applicable to the Fund as such registration statement may be amended from time to time. In connection with the placement of orders for the execution of each Fund's portfolio transactions, the Advisor shall create and maintain all necessary brokerage records of the Fund in accordance with all applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940 Act. All records shall be the property of the Trust and shall be available for inspection and use by the Securities and Exchange Commission (the "SEC"), the Trust or any person retained by the Trust. Where applicable, such records shall be maintained by the Advisor for the periods and the places required by Rule 31a-2 under the 1940 Act.

                  c. The Advisor shall bear its expenses of providing services to the Trust and each Fund pursuant to this Agreement except such expenses as are undertaken by the Trust or the Fund. In addition, the Advisor shall pay the salaries and fees of all Trustees, and executive officers who are employees of the Advisor or its affiliates ("Advisor Employees").

                  d.   In providing  the  services and assuming the  obligations
                      set forth herein, the Advisor may, at its expense, employ one or more Subadvisors. References herein to the Advisor shall include any Subadvisor employed by the Advisor. Any agreement between the Advisor and a Subadvisor shall be subject to the Renewal, Termination and Amendment provisions of paragraph 10 hereof.

                  e.   The Advisor is responsible  for screening  investments to
                      determine that they meet the Fund's social investment criteria, as may be amended from time to time by the Trustees.

         3. Expenses of each Fund. Each Fund shall pay all expenses other than those expressly assumed by the Advisor. Expenses payable by the Fund shall include, but are not limited to:

                   a.      Fees to the Advisor as provided herein:

                   b.      Legal and audit expenses;

                   c.      Fees and  expenses  related to the  registration  and
                           qualification   of  the  Fund  and  its   shares  for
                           distribution   under  federal  and  state  securities
                           laws;

                   d.      Expenses  of  the   administrative   service   agent,
                           transfer  agent,   registrar,   custodian,   dividend
                           disbursing agent and shareholder servicing agent;

                   e.      Salaries,   fees  and   expenses  of   Trustees   and
                           executive officers of the Trust, other than Advisor Employees;

                   f.      Taxes and corporate fees levied against the Fund;

                   g. Brokerage commissions and other expenses associated with the purchase and sale of portfolio securities for the Fund;

                   h.      Expenses, including interest, of borrowing money;

                   i. Expenses incidental to meetings of the Fund's shareholders and the Fund's allocable portion of the expenses incidental to the maintenance of the Trust's organizational existence;

                   j. Expenses of printing stock certificates representing shares of the Fund and expenses of preparing, printing and mailing notices, proxy material, reports to regulatory bodies and reports to shareholders of the Fund;

                   k.      Expenses   of   preparing    and    typesetting    of
                           prospectuses of the Fund;

                   l. Expenses of printing and distributing prospectuses to shareholders of the Fund;

                   m.      The   Fund's   allocable   portion   of   association
                           membership dues of the Trust;

                   n.      Insurance  premiums for fidelity and other  coverage;
                           and

                   o.      Distribution  Plan  expenses,  as  permitted  by Rule
                           12b-1 under the 1940 Act and as authorized by the Trustees.

         4.       Compensation of Advisor

                  a.       As  compensation   for  the  services   rendered  and
                           obligations assumed hereunder by the Advisor, the Trust, on behalf of each Fund, shall pay to the Advisor advisory fees as specified in one or more Schedules attached hereto and made part of this Agreement. Such fees shall be payable within ten
                           (10) days after the last day of each calendar month. Upon termination of this Agreement before the end of any calendar month, the fee for such period shall be prorated in the manner set forth in one or more attached Schedules. The Schedules may be amended from time to time, provided that amendments thereto are made in conformity with applicable laws and regulations and the Declaration of Trust and By-laws of the Trust. Any amendment to a Schedule pertaining to any new or existing Fund shall not be deemed to affect the interest of any other Fund and shall not require the approval of the shareholders of any other Fund.

                  b. The Advisor reserves the right (i) to waive all or part of its fee and assume expenses of the Fund and (ii) to make payments to brokers and dealers in consideration of their promotional or administrative services.

         5. Activities of the Advisor. The services of the Advisor to the Trust and each Fund hereunder are not to be deemed exclusive, and the Advisor shall be free to render similar services to others. It is understood that Trustees and officers of the Trust are or may become interested in the Advisor as stockholders, officers, or otherwise , and that stockholders and officers of the Advisor are or may become similarly interested in the Trust, and that the Advisor may become interested in the Trust as shareholder or otherwise.

         6. Use of Names. The Trust or any Fund shall not use the name of the Advisor in any prospectus, sales literature or other material relating to the Trust in any manner not approved prior thereto by the Advisor; provided, however, that the Advisor shall approve all uses of its name which merely refer in accurate terms to its appointment hereunder or which are required by the SEC or a State Securities Commission; and, provided, further, that in no event shall such approval be unreasonably withheld. The Advisor shall not use the name of the Trust or any Fund in any material relating to the Advisor in any manner not approved prior thereto by the Trust; provided, however, that the Trust shall approve all uses of its name which merely refer in accurate terms to the appointment of the Advisor hereunder or which are required by the SEC or a State Securities Commission; and, provide, further, that in no event shall such approval be unreasonably withheld.

         The Trustees of the Trust acknowledge that, in consideration of the Advisor's assumption of certain expenses of formation of the Trust, the Advisor has reserved for itself the rights to the name "Calvert Social Investment Fund" (or any similar name) and that use by the Trust of such name shall continue only with the continuing consent of the Advisor, which consent may be withdrawn at any time, effective immediately, upon written notice thereof to the Trust.

         7. Liability of the Advisor. Absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Advisor, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         8. Limitation of Trust's Liability. The Advisor acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in Article XI of its Declaration of Trust. The Advisor agrees that the Trust's obligations hereunder in any case shall be limited to the Trust and to its assets and that the Advisor shall not seek satisfaction of any such obligation from the shareholders of the Trust nor from any Trustees, officer, employee or agent of the Trust.

         9. Force Majeure. The Advisor shall not be liable for delays or errors occurring by reason of circumstances beyond its control, including but not limited to acts of civil or military authority, national emergencies, work stoppages, fire, flood, catastrophe, acts of God, insurrection, war, riot, or failure of communication or power supply. In the event of equipment breakdowns beyond its control, the Advisor shall take reasonable steps to minimize service interruptions but shall have no liability with respect thereto.

         10. Renewal, Termination and Amendment. This Agreement shall continue in effect with respect to each Fund, unless sooner terminated as hereinafter provided for two years from the effective date as to that Fund, and indefinitely thereafter if its continuance after such one year period shall be specifically approved at least annually by vote of the holders of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Trust's Board of Trustees; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of the Advisor, cast in person at a meeting called for the purpose of voting on such approval. This Agreement may be terminated at any time with respect to a Fund, without payment of any penalty, by the Trust's Board of Trustees or by vote of the majority of the outstanding voting securities of the Fund upon 60 days' prior written notice to the Advisor and by the Advisor upon 60 days' prior written notice to the Trust. This Agreement may be amended with respect to a Fund at any time by the parties, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of a majority of the Fund's outstanding voting securities. This Agreement shall terminate automatically in the event of its assignment. The terms "assignment", "interested person", and "vote of a majority of the outstanding voting securities" shall have the meaning set forth for such terms in the 1940 Act.

         11. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

         12. Miscellaneous. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of Maryland. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.


         IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.

                                        Calvert Social Investment Fund


                                                     By:__________________



                                        Calvert Asset Management Company, Inc.


                                                     By:__________________



               Fee Schedule to the Investment Advisory Agreement between Calvert Asset Management Company, Inc. and
                Calvert Social Investment Fund Equity Portfolio


     As compensation pursuant to Section 4 of the Investment Advisory Agreement between Calvert Asset Management Company, Inc. (the "Advisor") and Calvert Social Investment Fund (the "Trust") dated September __, 1998, with respect to the above-referenced Portfolio of the Trust (the "Fund"), the Advisor is entitled to receive from the Fund an advisory fee (the "Fee").

The annual Fee shall be computed daily and payable monthly, at an annual rate of 70 basis points of the average daily net assets of the Fund.

                                                                     APPENDIX  B


                   PROPOSED INVESTMENT SUBADVISORY AGREEMENT



         INVESTMENT SUBADVISORY AGREEMENT, effective September __, 1998, by and between Calvert Asset Management Company, Inc., a Delaware corporation registered as an investment Advisor under the Investment Advisors Act of 1940 (the "Advisor"), and Atlanta Capital Management Company, L.L.C.., a Georgia corporation, (the "Subadvisor").

         WHEREAS, the Advisor is the investment advisor to the Calvert Social Investment Fund (the "Trust"), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Advisor desires to retain the Subadvisor to furnish it with certain investment advisory services in connection with the Advisor's investment advisory activities on behalf of the Trust and any series of the Trust, for which Schedules are attached hereto (each such series referred to individually as the "Fund").

         NOW,   THEREFORE,   in   consideration  of  the  terms  and  conditions
hereinafter set forth, it is hereby agreed as follows:

         1.       Services to be Rendered by the Subadvisor to the Fund.

                  (a) Investment Program. Subject to the control of the Trust's Board of Trustees and the Advisor, the Subadvisor at its expense continuously will furnish to the Fund an investment program for such portion, if any, of Fund assets designated by the Advisor from time to time. With respect to such assets, the Subadvisor will make investment decisions, subject to Section 1(g) of this Agreement, and will place all orders for the purchase and sale of portfolio securities. The Subadvisor is deemed to be an independent contractor and, except as expressly provided or authorized by this Agreement, has no authority to act for or represent the Trust or the Advisor in any way or otherwise be deemed an agent of the Trust or the Advisor. In the performance of its duties, the Subadvisor will act in the best interests of the Fund and will comply with (i) applicable laws and regulations, including, but not limited to, the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended, (ii) the terms of this Agreement, (iii) the Trust 's Declaration of Trust, Bylaws and Registration Statement as from time to time amended, (iv) relevant undertakings provided to State securities regulators, (v) the stated investment objective, policies and restrictions of the Fund, and (vi) such other guidelines as the Board of Trustees or Advisor may establish. The Advisor is responsible for providing the
         Subadvisor with current copies of the materials specified in Subsections (a)(iii), (iv), (v) and (vi) of this Section 1.

(b)      Availability of Personnel. The   Subadvisor   at   its
         expense will make available to the Trustees and Advisor at reasonable times its portfolio managers and other appropriate personnel, either in person or, at the mutual convenience of the Advisor and the Subadvisor, by telephone, in order to review the Fund's investment policies and to consult with the Trustees and Advisor regarding the Fund's investment affairs, including economic, statistical and investment matters relevant to the Subadvisor's duties hereunder, and will provide periodic reports to the Advisor relating to the investment strategies it employs.

                  (c) Expenses, Salaries and Facilities. The Subadvisor will pay all expenses incurred by it in connection with its activities under this Agreement (other than the cost of securities and other investments, including any brokerage commissions and all taxes, including any interest and penalties with respect thereto) including, but not limited to, all salaries of personnel and facilities required for it to execute its duties under this Agreement.

                  (d) Compliance Reports. The Subadvisor at its expense will provide the Advisor with such compliance reports relating to its duties under this Agreement as may be agreed on by such parties from time to time.

                  (e) Valuation. The Subadvisor will assist the Fund and its agents in determining whether prices obtained for valuation purposes accurately reflect market price information relating to the assets of the Fund for which the Subadvisor has responsibility on a daily basis (unless otherwise agreed on by the parties hereto) and at such other times as the Advisor shall reasonably request.

                  (f)      Executing Portfolio Transactions.

                           (i) Brokerage. In selecting brokers and dealers to execute purchases and sales of investments for the Fund, the Subadvisor will use its best efforts to obtain the most favorable price and execution available in accordance with this paragraph. The Subadvisor agrees to provide the Advisor and the Fund with copies of its policy with respect to allocation of brokerage on trades for the Fund. Subject to review by the Trustees of appropriate policies and procedures, the Subadvisor may cause the Fund to pay a broker a commission for effecting a portfolio transaction, in excess of the commission another broker would have charged for
                           effecting   the  same   transaction.   If  the
                           broker provided brokerage and/or research services, including statistical data, to the Subadvisor, the Subadvisor shall not be deemed to have acted unlawfully, or to have breached any duty created by this Agreement, or otherwise, solely by reason of acting according to such authorization.

                           (ii) Aggregate Transactions. In executing portfolio transactions for the Fund, the Subadvisor may, but will not be obligated to, aggregate the securities to be sold or purchased with those of its other clients where such aggregation is not inconsistent with the policies of the Fund, to the extent permitted by applicable laws and regulations. If the Subadvisor chooses to aggregate sales or purchases, it will allocate the securities as well as the expenses incurred in the transaction in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and its other clients involved in the transaction..

                           (iii) Directed Brokerage. The Advisor may direct the Subadvisor to use a particular broker or dealer for one or more trades if, in the sole opinion of the Advisor, it is in the best interest of the Fund to do so.

                           (iv) Brokerage Accounts. The Advisor authorizes and empowers the Subadvisor to direct the Fund's custodian to open and maintain brokerage accounts for securities and other property, including financial and commodity futures and commodities and options thereon (all such accounts hereinafter called "brokerage accounts") for and in the name of the Fund and to execute for the Fund as its agent and attorney-in-fact standard customer agreements with such broker or brokers as the
                           Subadvisor shall select as provided above. The Subadvisor may, using such of the securities and other property in the Fund as the Subadvisor deems necessary or desirable, direct the Fund's custodian to deposit for the Fund original and maintenance brokerage and margin deposits and otherwise direct payments of cash, cash equivalents and securities and other property into such brokerage accounts and to such brokers as the Subadvisor deems desirable or appropriate.

                  (g) Social Screening. The Advisor is responsible for screening those investments of the Fund subject to social screening ("Securities") to determine that the Securities investments meet the
         Fund's social investment criteria, as may be amended from time to time by the Trustees and for notifying the Subadvisor of its determination. The Subadvisor will buy only those Securities permitted by the Fund's investment program which the Advisor determines pass the Fund's social screens and of which the Advisor has notified the Subadvisor. In the event that the Advisor notifies the Subadvisor that a security already in the Fund's portfolio no longer passes the Fund's social screen, the Advisor shall instruct the Subadvisor whether the Subadvisor should dispose of the security immediately or at such time as the Subadvisor believes would be least detrimental to the Fund. To the extent instructed by the Advisor, the Subadvisor shall have no liability for the disposition of any securities under this paragraph. With respect to this paragraph, the form of notification shall be mutually agreed upon by the parties.

                  (h) Voting Proxies. The Subadvisor agrees to take appropriate action (which includes voting) on all proxies for the Fund's portfolio investments in a timely manner in accordance with the Advisor's Proxy Voting Guidelines, a copy of which has been provided to the Subadvisor.

                  (i)      Furnishing  Information  for the Fund's  Proxies and
         Other Required Mailings. The Subadvisor agrees to provide the Advisor in a timely manner with all information necessary, including information concerning the Subadvisor's controlling persons, for preparation of the Fund's proxy statements or other required mailings, as may be needed from time to time.

         2.       Books  and Records.

                  (a) In connection with the purchase and sale of the Fund's portfolio securities, the Subadvisor shall arrange for the transmission to the Fund's custodian, and/or the Advisor on a daily basis, of such confirmations, trade tickets or other documentation as may be necessary to enable the Advisor to perform its accounting and administrative responsibilities with respect to the management of the Fund.

                  (b) Pursuant to Rule 31a-3 under the 1940 Act, Rule 204-2 under the Investment Advisors Act of 1940, and any other applicable laws, rules or regulations regarding recordkeeping, the Subadvisor agrees that: (i) all records it maintains for the Fund are the property of the Fund; (ii) it will surrender promptly to the Fund or Advisor any such records upon the Fund's or Advisor's request; (iii) it will maintain for the Fund the records that the Fund is required to maintain under Rule 31a-1(b) or any other applicable rule insofar as such records relate to the investment affairs of the Fund for which the Subadvisor has responsibility under this Agreement; and (iv) it will preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records it maintains for the Fund.

                  (c) The Subadvisor represents that it has adopted and will maintain at all times a suitable Code of Ethics that covers its activities with respect to its services to the Fund.

                  (d) The Subadvisor shall supply to the Trust's Board of Trustees its policies on "soft dollars," trade allocations and brokerage allocation procedures. The Subadvisor shall maintain appropriate fidelity bond and errors and omission insurance policies.

         3. Exclusivity. Each party and its affiliates may have advisory, management service or other agreements with other organizations and persons, and may have other interests and businesses; provided, however, that during the term of the Agreement, the Subadvisor will not provide investment advisory services ("Services") to any other investment company offered to the public and registered under the 1940 Act which is "socially screened" and has an investment objective, a Matrix and/or quantitative strategy and the same asset class (large cap U.S. equity) as the Fund except to the extent that, as of January 1, 1998 the Subadvisor has entered into a written agreement(s) to provide such Services or to the extent mutually agreed upon in writing between the parties.

         4. Compensation. The Advisor will pay to the Subadvisor as compensation for the Subadvisor's services rendered pursuant to this Agreement an annual Subadvisory fee as specified in one or more Schedules attached hereto and made part of this Agreement. Such fees shall be paid by the Advisor (and not by the Fund). Such fees shall be payable for each month within 15 business days after the end of such month. If the Subadvisor shall serve for less than the whole of a month, the compensation as specified shall be prorated based on the portion of the month for which services were provided. The Schedules may be amended from time to time, in writing agreed to by the Advisor and the Subadvisor, provided that amendments are made in conformity with applicable laws and regulations and the Declaration of Trust and Bylaws of the Trust. Any change in the Schedule pertaining to any new or existing series of the Trust shall not be deemed to affect the interest of any other series of the Trust and shall not require the approval of shareholders of any other series of the Trust.

         5. Assignment and Amendment of Agreement. This Agreement automatically shall terminate without the payment of any penalty in the event of its assignment (as defined under the 1940 Act) or if the Investment Advisory Agreement between the Advisor and the Trust relating to the Fund shall terminate for any reason. This Agreement constitutes the entire agreement between the parties, and may not be amended except in a writing signed by both parties. This Agreement shall not be materially amended unless, if required by Securities and Exchange Commission rules and regulations, such amendment is approved by the affirmative vote of a majority of the outstanding shares of the Fund, and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees of the Trust who are not interested persons of the Trust, the Advisor or the Subadvisor.

         6. Duration and Termination of the Agreement. This Agreement shall become effective upon its execution; provided, however, that this Agreement shall not become effective with respect to any Fund now existing or hereafter created unless it has first been approved (a) by a vote of the majority of those Trustees of the Trust who are not parties to this Agreement or interested persons of such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by a vote of a majority of that Fund's outstanding voting securities or pursuant to the Fund's exemptive order governing the requirement of such a vote. This Agreement shall remain in full force and effect with respect to a Fund continuously thereafter (unless terminated automatically as set forth in Section 5.) except as follows:

                  (a)      The Trust may at any time  terminate  this  Agreement
         without penalty with respect to any or all Funds by providing not less than 60 days written notice delivered or mailed by registered mail, postage prepaid, to the Advisor and the Subadvisor. Such termination can be authorized by the affirmative vote of a majority of the (i) Trustees of the Trust or (ii) outstanding voting securities of the applicable Fund.

     (b) This Agreement will terminate automatically with respect to a Fund unless, within two years of the effective date of this Agreement, and at least annually thereafter, the continuance of the Agreement is specifically approved by (i) the Trustees of the Trust or the shareholders of such Fund by the affirmative vote of a majority of the outstanding shares of such Fund, and (ii) a majority of the Trustees of the Trust who are not interested persons of the Trust, Advisor or Subadvisor, by vote cast in person at a meeting called for the purpose of voting on such approval. If the continuance of this Agreement is submitted to the shareholders of any Fund for their approval and such shareholders fail to approve such continuance as provided herein, the Subadvisor may continue to serve hereunder in a manner consistent with the 1940 Act and the rules and regulations thereunder.

                  (c)      The   Advisor   may  at  any  time   terminate   this
         Agreement with respect to any or all Funds by not less than 60 days written notice delivered or mailed by registered mail, postage prepaid, to the Subadvisor, and the Subadvisor may at any time terminate this Agreement with respect to any or all Funds by not less than 90 days written notice delivered or mailed by registered mail, postage prepaid, to the Advisor, unless otherwise mutually agreed in writing.

                  (d) The Advisor may terminate this Agreement with respect to any or all Funds immediately by written notice if the Confidentiality and Non-Use Agreement referred to in Section 11 of this Agreement is, in the sole opinion of the Advisor, violated.

         Upon termination of this Agreement with respect to any Fund:

                  (a)  the duties of the  Advisor  delegated  to the  Subadvisor
                      under   this   Agreement   with   respect   to  such  Fund
                      automatically shall revert to the Advisor, and

                  (b)  both parties agree to use  reasonable  efforts to jointly
                      issue   public   statements,   other  than  those   public
                      statements required by law, regarding the termination.

         7. Notification to the Advisor. The Subadvisor promptly shall notify the Advisor in writing of the occurrence of any of the following events:

     (a) the Subadvisor shall fail to be registered as an investment Adviser under the Investment Advisers Act of 1940, as amended, and under the laws of any jurisdiction in which the Subadvisor is required to be registered as an investment Adviser in order to perform its obligations under this Agreement;

                  (b) the Subadvisor shall have been served or otherwise have notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, directly involving the affairs of the Fund;

                  (c) a material violation of the Subadvisor's Code of Ethics is discovered and, again, when action has been taken to rectify such violations; or

                  (d) any other event, including but not limited to, a change in executive personnel or the addition or loss of major clients of the Subadvisor that might affect the ability of the Subadvisor to provide the Services provided for under this Agreement.

         8. Definitions. For the purposes of this Agreement, the terms "vote of a majority of the outstanding Shares," "affiliated person," "control," "interested person" and "assignment" shall have their respective meanings as defined in the 1940 Act and the rules and regulations thereunder subject, however, to such exemptions as may be granted by the Securities and Exchange Commission under said Act; and the term "specifically approve at least annually" shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder.

         9. Indemnification. The Subadvisor shall indemnify and hold harmless the Advisor, the Trust and their respective trustees, directors, officers and shareholders from any and all claims, losses, expenses, obligations and liabilities (including reasonable attorneys fees) arising or resulting from the Subadvisor's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties hereunder.

         The Advisor shall indemnify and hold harmless the Subadvisor, the Trust and their respective Trustees, directors, officers, employees and agents and shareholders from any and all claims, losses, expenses, obligations and liabilities (including reasonable attorneys fees) arising or resulting from the Advisor's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties hereunder or under its Investment Advisory Agreement with the Trust.

         10. Applicable Law and Jurisdiction. This Agreement shall be governed by Maryland law, and any dispute arising from this Agreement or the services rendered hereunder shall be resolved through legal proceedings, whether state, federal, or otherwise, conducted in the state of Maryland or in such other manner or jurisdiction as shall be mutually agreed upon by the parties hereto.

         11. Miscellaneous. Notices of any kind to be given to a party hereunder shall be in writing and shall be duly given if mailed, delivered or communicated by answer back facsimile transmission to such party at the address set forth below, attention President, or at such other address or to such other person as a party may from time to time specify.

         Subadvisor agrees that for a period of two (2) years from the date of termination of this Agreement, it shall not directly or indirectly, hire, employ or engage, or attempt to hire, employ or engage any employee of the Advisor or any affiliate thereof without the prior written permission of the Advisor.

         Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

         Each  party   represents   and  warrants  that  it  has  all  requisite
authority  to  enter  into  and  carry  out  its  responsibilities   under  this
Agreement.

         IN WITNESS WHEREOF, each of the parties has caused this instrument to be signed in duplicate on its behalf by its duly authorized representative, all as of the day and year first written above.


Witness:              Calvert Asset Management Company, Inc.
                      4550 Montgomery Avenue, Suite 1000N
                      Bethesda, Maryland 20814


By:_______________     By:________________



Witness:              Atlanta Capital Management Company, L.L.C..
                      Two Midtown Plaza, Suite 1600
                      1360 Peachtree Street
                      Atlanta, GA  30309


By:_______________    By:______________


              Fee Schedule to the Investment Subadvisory Agreement
                 between Calvert Asset Management Company, Inc.
                  and Atlanta Capital Management Company, L.L.C..


     As compensation pursuant to Section 4 of the Investment Subadvisory Agreement between Calvert Asset Management Company, Inc. (the "Advisor") and Atlanta Capital Management Company, L.L.C.. (the "Subadvisor") dated September __, 1998, with respect to the Calvert Social Investment Fund Equity Portfolio, the Advisor shall pay the Subadvisor a subadvisory fee, computed daily and payable monthly, at an annual rate of 30 basis points of the average daily net assets of the Equity Portfolio.

                                 APPENDIX C

     Fundamental Investment Restrictions The Fund has adopted the following investment restrictions which, together with the foregoing investment objectives and fundamental policies of the Equity Portfolio, cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Portfolio at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. Shares have equal rights as to voting, except that only shares of the Portfolio are entitled to vote on matters affecting only that Portfolio (such as changes in investment objective, policies or restrictions). The Equity Portfolio may not:

     1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of that Portfolio's total assets would be invested in securities of that issuer.
     2. Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
     3. Purchase more than 10% of the outstanding voting securities of any issuer. In addition, the Fund may not in the aggregate purchase more than 10% of the outstanding voting securities of any issuer.
     4. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of that Portfolio's total assets would be invested in securities of such issuers.
     5. Make loans other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase by a Portfolio of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
     6.   Underwrite the securities of other issuers.
     7. Purchase from or sell to any of the Fund's officers or Trustees, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
     8. Borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 10% of the value of that Portfolio's total assets and except by engaging in reverse repurchase agreements; provided, however, that a Portfolio may only engage in reverse repurchase agreements so long as, at the time a Portfolio enters into a reverse repurchase agreement, the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by this section, do not exceed 33 1/3% of the Portfolio's total assets. In order to secure any permitted borrowings and reverse repurchase agreements under this section, each Portfolio may pledge, mortgage or hypothecate its assets.
     9. Make short sales of securities or purchase any securities on margin except as provided for the Equity
         Portfolio with respect to options, futures contracts and options on futures contracts.
     10. Write, purchase or sell puts, calls or combinations thereof except as provided for the Equity Portfolio with respect to options, futures contracts and options on futures contracts.
     11. Invest for the purpose of exercising control or management of another issuer.
     12. Invest in commodities, commodities futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Equity Portfolio may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
     13. Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.
     14. Purchase or retain securities issued by investment companies except to the extent permitted by the Investment
         Company Act of 1940, as amended, and in connection with a trustee's/director's deferred compensation plan.

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1Pursuant to Rule 15a-4, an investment advisor may provide services to a portfolio and be paid for those services pursuant to a contract not yet approved by shareholders for a maximum period of 120 days, provided that (a) the Board of Trustees of the Fund has approved the contract, and (b) the compensation does not exceed the amount payable to the preceding portfolio manager under its contract with the Fund.
2Pursuant to Rule 15a-4, an investment advisor may provide services to a portfolio and be paid for those services pursuant to a contract not yet approved by shareholders for a maximum period of 120 days, provided that (a) the Board of Trustees of the Fund has approved the contract, and (b) the compensation does not exceed the amount payable to the preceding portfolio manager under its contract with the Fund.